Group income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated operations
Consolidated sales revenue	$ 43,165	$ 40,522	$ 40,030
Net operating costs (excluding items shown separately)	(27,307)	(27,115)	(26,983)
Impairment charges	(3,487)	(132)	(796)
Net (losses)/gains on consolidation and disposal of interests in businesses	(291)	4,622	2,344
Exploration and evaluation costs	(624)	(488)	(445)
Profit/(loss) relating to interests in undeveloped projects	10	278	(15)
Operating profit	11,466	17,687	14,135
Share of profit after tax of equity accounted units	301	513	339
Profit before finance items and taxation	11,767	18,200	14,474
Finance items
Net exchange gains/(losses) on net external and intragroup debt balances	58	704	(601)
Net (losses)/gains on derivatives not qualifying for hedge accounting	(68)	(57)	33
Finance income	300	249	141
Finance costs	(554)	(552)	(848)
Amortisation of discount	(384)	(377)	(383)
Net finance income (expense)	(648)	(33)	(1,658)
Profit before taxation	11,119	18,167	12,816
Taxation	(4,147)	(4,242)	(3,965)
Profit after tax for the year	6,972	13,925	8,851
Profit after tax for the year – attributable to owners of Rio Tinto (net earnings)	8,010	13,638	8,762
Profit after tax for the year – attributable to non-controlling interests	$ (1,038)	$ 287	$ 89
Basic earnings per share (in usd per share)	$ 491.4	$ 793.2	$ 490.394
Diluted earnings per share (in usd per share)	$ 487.8	$ 787.6	$ 486.919